CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 CNY (¥) shares
Deferred revenue	¥ 124,250	¥ 114,396
Accounts payable	13,583	23,414
Accrued and other liabilities	256,325	418,998
Income taxes payable	207,114	202,314
Amounts due to related parties	¥ 2,696	¥ 3,430
Preferred shares, shares authorized	1,666,667	1,666,667
Preferred shares, shares issued	0	0
Preferred shares, shares outstanding	0	0
Common Class A [Member]
Ordinary shares, shares authorized	66,666,667	66,666,667
Ordinary shares, shares issued	38,756,289	34,206,939
Ordinary shares, shares outstanding	38,756,289	34,206,939
Common Class C [Member]
Ordinary shares, shares authorized	8,333,333	8,333,333
Ordinary shares, shares issued	4,708,415	4,708,415
Ordinary shares, shares outstanding	4,708,415	4,708,415
Variable Interest Entity, Primary Beneficiary [Member]
Deferred revenue | ¥	¥ 116,753	¥ 109,878
Accounts payable | ¥	8,996	19,809
Accrued and other liabilities | ¥	192,302	219,009
Income taxes payable | ¥	206,871	201,810
Amounts due to related parties | ¥	¥ 2,417	¥ 3,430